Restricted Net Asset Parent Only Financial Information (Details) In Thousands, except Share data, unless otherwise specified							12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Yingli Green Energy (Parent Company) USD ($)	Dec. 31, 2014 Yingli Green Energy (Parent Company) CNY	Dec. 31, 2013 Yingli Green Energy (Parent Company) USD ($)	Dec. 31, 2013 Yingli Green Energy (Parent Company) CNY
Condensed Balance Sheets
After tax profit to set aside							10.00%	10.00%
Restricted net assets to transfer		12,266
Restricted net assets to transfer, percent of total consolidated net assets	942.00%	942.00%
Current assets:
Cash							306	1,900		4,504
Amounts due from related parties	102,200	634,112		651,951			420,644	2,609,928		2,126,459
Prepaid expenses and other current assets	39,045	242,249		196,284			27,611	171,314		183,723
Total current assets	1,825,147	11,324,297		11,356,528			448,561	2,783,142		2,314,686
Investments and loans to subsidiaries	68,224	423,301		216,276	173,241	25,127				810,971
Total assets	4,369,090	27,108,450		27,449,544			448,561	2,783,142		3,125,657
Current liabilities:
Short-term borrowings							34,298	212,807		212,038
Amounts due to related parties	157,061	974,501		457,838			421,891	2,617,668		2,283,184
Other current liabilities and accrued expenses	86,514	536,782		622,800			4,544	28,191		122,415
Total current liabilities	2,913,439	18,076,726		14,302,552			460,733	2,858,666		2,617,637
Deficit subsidiaries							22,860	141,840
Total liabilities	4,159,296	25,806,769		25,322,479			483,593	3,000,506		2,617,637
Shareholders' equity:
Ordinary shares - Par value: US$0.01, Authorized shares: 1,000,000,000, Issued shares: 162,311,728 and 162,490,478 as of December 31, 2012 and 2013, respectively, Outstanding shares: 156,585,020 and 763,770 as of December 31, 2012 and 2013, respectively	2,223	13,791		12,252			2,223	13,791		12,252
Additional paid-in capital	1,166,040	7,234,810		6,684,145			1,166,040	7,234,810		6,684,145
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2013 and 2014, respectively, at cost	(20,522)	(127,331)		(127,331)			(20,522)	(127,331)		(127,331)
Accumulated other comprehensive income	50,303	312,110		289,889			50,303	312,110		289,889
Accumulated deficit	(1,233,076)	(7,650,744)		(6,350,935)			(1,233,076)	(7,650,744)		(6,350,935)
Total equity attributable to Yingli Green Energy	(35,032)	(217,364)		508,020			(35,032)	(217,364)		508,020
Commitments and contingencies
Total liabilities and shareholders' equity	$ 4,369,090	27,108,450		27,449,544			$ 448,561	2,783,142		3,125,657
Ordinary shares, Par value (in dollars per share)	$ 0.01		$ 0.01				$ 0.01		$ 0.01
Ordinary shares, Authorized shares	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000			1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, Issued shares	187,490,478	187,490,478	162,490,478	162,490,478			187,490,478	187,490,478	162,490,478	162,490,478
Ordinary shares, Outstanding shares	181,763,770	181,763,770	156,763,770	156,763,770			181,763,770	181,763,770	156,763,770	156,763,770
Treasury stock, shares	5,726,708	5,726,708	5,726,708	5,726,708			5,726,708	5,726,708	5,726,708	5,726,708